Advanced Series Trust
Gateway Center Three
Fourth Floor
100 Mulberry Street
Newark, New Jersey 07102

VIA EDGAR SUBMISSION

July 6, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention: Ms. Sally Samuel

Re: Advanced Series Trust: Form N-1A

Post-Effective Amendment No. 132 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 134 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 033-24962

Investment Company Act No. 811-05186

Dear Ms. Samuel:

We filed through EDGAR on April 24, 2015 on behalf of AST AB Global Bond Portfolio, AST Columbia Adaptive Risk Portfolio, AST Emerging Managers Diversified Portfolio, AST Goldman Sachs Global Income Portfolio, AST Ivy Asset Strategy Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio (each a Portfolio, and collectively, the “Portfolios”), each a series of Advanced Series Trust (the “Trust” or “Registrant”), Post-Effective Amendment No. 132 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 134 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding new series to the Trust.

This letter responds to the Staff’s comments on the Amendment that you conveyed by telephone on June 8, 2015. For your convenience, a summary of the Staff’s comments is included herein and the Portfolios’ responses are keyed accordingly, as set forth below. The responses will be included in Post Effective Amendment No. 136 to the Registrant’s registration statement to be filed under Rule 485(b) with effectiveness designated for July 8, 2015.

Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.  The Commission Staff’s comments and the Registrant’s proposed responses are set forth below.

PROSPECTUS COMMENTS

1.         Comment: Please note that all comments provided apply to all Portfolios, unless otherwise indicated.

Response: The Registrant confirms that comments, as applicable, have been applied to each Portfolio.

2. Comment: For each Portfolio that uses the word “Global” in its name, confirm in the prospectus how portfolio will invest in accordance with Staff guidance regarding the use of the word Global in the name of the Portfolio.

Response: The Registrant hereby confirms that clarifying disclosure has been added for each Portfolio that uses the word “Global” in its name. The Registrant believes that such disclosure is consistent with prior Staff guidance regarding the use of the word “global” in the name of a fund.

3. Comment:  Certain of the Portfolios’ principal investment strategies indicate that the Portfolio may invest in derivative instruments. Please confirm that such disclosure is consistent with the Staff guidance set forth in the “Miller Letter” to the Investment Company Institute (“ICI”) dated July 30, 2010.

Response: The Registrant hereby confirms that the disclosure is, in its view, consistent with the Staff guidance set forth in the Miller Letter to the ICI.

4. Comment: Please include examples of the types of derivative instruments that will be used for Portfolios that will invest in derivatives and the reason why the Portfolios will invest in derivatives.

Response: In response to this comment, the Registrant notes that, where possible, additional language regarding derivative transactions is included. The Registrant notes that the “Principal Investment Strategies” section for each Portfolio identifies the various types of derivatives that may be used by the Portfolio. In addition, the “Derivatives Risk” disclosure in the “Principal Investment Strategies” section of the summary section of the prospectus is designed to provide a discussion of the general characteristics of derivatives that constitute a principal risk to a Portfolio. A more comprehensive discussion of derivatives is found in the “Additional Investments & Strategies - Derivatives,” “Foreign Currency Forward Contracts,” “Futures Contracts,” “Options,” “Total Return Swaps” and other derivatives sections of the prospectus. Detailed disclosure regarding each type of derivative the each Portfolio may use, and their associated risks, is found in the sections titled “Principal Risks – Derivatives Risk” in the prospectus.

5. Comment: Confirm if derivative instruments are mark-to-market.

Response: The derivative instruments are marked-to-market on a daily basis. Depending on the type of instrument, the mark-to-market method will vary. Please see the “Statement of Additional Information – Part II: Investment Risks and Considerations” for the method of mark-to-market used for each type of instrument.

6. Comment: For Portfolios that utilize swaps, list out types of swaps. Confirm how assets are segregated for derivatives and swaps.

Response: The Registrant confirms that a non-exhaustive list of the types of swaps each Portfolio will utilize has been included. In addition, the section entitled “Part II: Investment Risks and Considerations” in the Trust’s Statement of Additional Information, lists the types of swaps that the Portfolios are authorized to use and includes a description.

The Registrant confirms that, with respect to its investments in derivatives, it will “cover” its positions in a manner that is consistent with SEC Staff positions with respect to Section 18 of the 1940 Act.

7. Comment: For each Portfolio that includes a waiver in the expense table, confirm if the waivers were taken into account for the expense examples.

Response: The Registrant confirms that the waivers were taken into account for the for expense examples.

8. Comment: For Portfolios that are non-diversified, please add disclosure to the Principal Investment Strategies that notes that the portfolio is non-diversified and note the meaning of non-diversification.

Response: In response to this comment, the Registrant confirms that the suggested disclosure is added.

9. Comment: Please include information in the principal investment strategy section of the prospectus if any Portfolio will have sub-prime exposure.

Response: While several Portfolios may have exposure to sub-prime investments through asset-backed and mortgage-backed securities, the Registrant confirms that, at this time, no Portfolio will have exposure to sub-prime investments as part of its principal investment strategy.

10. Comment: The summary portion of the prospectus should be less detailed the statutory portion of the prospectus. More detail should be added to the statutory portion of the prospectus. The intent of the section of the prospectus entitled “More Detailed Information about Other Investments & Strategies Used by the Portfolio” is not clear.

Response: Where possible, the Registrant made modifications to the Portfolio descriptions in the summary section of the prospectus to make each more concise. The intent of the section of the prospectus entitled “More Detailed Information about Other Investments & Strategies Used By The Portfolio” is to expand on the description of each of the various securities and/or investment strategies utilized by each of the Portfolios.

11. Comment: Update the filing to include the applicable Portfolios in the section of the prospectus entitled “Related Account Performance” that will be subject to CFTC regulation.

Response: The Registrant confirms that the Portfolios that will be subject to regulation by the CFTC have been added to the section of the prospectus entitled “Related Account Performance.”

AST AB GLOBAL BOND PORTFOLIO

12. Comment: Delete the last paragraph of the “Principal Investment Strategies” of the summary section of prospectus if the noted investments are not part of the principal investment strategy of the portfolio.

Response: The Registrant confirms that the Portfolio may, as part of it principal investment strategy, invest in mortgage-related and other asset-backed securities. The Registrant also confirms that the corresponding relevant risk disclosure is also included.

AST COLUMBIA ADAPTIVE RISK PORTFOLIO

11. Comment: Specify how the expense cap applies to the fee table in the summary section of the Prospectus.

Response: The Registrant removed the expense cap footnote from the fee table in the Summary Prospectus as the total expenses do not exceed the expense cap. The Registrant notes that the expense cap does not apply to acquired fund fees and expenses.

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

12. Comment: Please include the capitalization ranges for small- and large-cap strategies in the prospectus for this Portfolio.

Response: The Registrant notes that, at the Portfolio’s launch, the Portfolio will only include a large-cap strategy. The “Principal Investment Policies” section of the prospectus for this Portfolio notes that “[l]arge cap companies are defined as companies having a market capitalization of over $5 billion at the time or purchase.”

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

13. Comment: Include an 80% test in the strategy section of the prospectus since the word “income” is in the Portfolio name.

Response: The following language has been added to the Portfolio’s strategy: “In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of fixed income instruments of U.S. and foreign issuers (measured at time of purchase).”

AST IVY ASSET STATEGY PORTFOLIO

14. Comment: Delete the expense cap footnote from the fee table in the summary section of the prospectus as total annual portfolio operating expenses do not exceed the expense cap.

Response: In response to this comment, the Registrant deleted the expense cap footnote from the fee table in the summary section of the prospectus.

AST MANAGED ALTERNATIVES PORTFOLIO

15. Comment: Provide a description of “liquid alternatives” in the prospectus for this Portfolio.

Response: In response to this comment, the Registrant has included a brief description of liquid alternative investments in the prospectus for this portfolio.

16. Comment: Include Expenses on Short Sales in the fee table in the summary section of the prospectus.

Response: The Registrant confirms that “Dividend Expenses and Broker Fees and Expenses on Short Sales” has been added as a line item to the fee table in the summary section of the prospectus.

STATEMENT OF ADDITIONAL INFORMATION COMMENTS

1.                  Comment: Include all bracketed information and confirm that information included is consistent with the separately filed and updated Statement of Additional Information (SAI).

Response: The Registrant confirms that bracketed information is updated and that all information included is consistent with the changes noted for the recently filed and updated SAI.

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The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission, (ii) the Staff’s comments or the Registrant’s changes to disclosure in a filing reviewed by the Staff in response to the Staff’s comments do not foreclose the Commission from taking any action with respect to the filing, and (iii) the Registrant may not assert the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (973) 367-1495 with any questions.

Sincerely yours,

/s/ Kathleen DeNicholas
Kathleen DeNicholas,
Assistant Secretary of Advanced Series Trust